Condensed Consolidating Financial Information Condensed Income Statements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Income Statements, Captions [Line Items]
Net sales	$ 16,311	$ 16,049	$ 13,715
Cost of products sold	11,448	11,261	9,633
Selling and administrative expense	2,894	2,738	2,486
Research and development expense	439	417	425
Interest (income) expense - net	208	118	136
Other expense (income) - net	71	(38)	(1)
Equity in earnings (loss) of subsidiaries, net of tax	0	0	0
Intercompany (income) expense - net	0	0	0
Income before income taxes	1,251	1,553	1,036
Income tax expense	31	201	99
Net income	1,220	1,352	937
Less net income for noncontrolling interests	(3)	(2)	(8)
Net income attributable to Eaton ordinary shareholders	1,217	1,350	929
Other comprehensive loss attributable to Eaton ordinary shareholders	0	(616)	(140)
Total comprehensive (loss) income attributable to Eaton ordinary shareholders	1,217	734	789
Eaton Corporation plc [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	0
Cost of products sold	0
Selling and administrative expense	0
Research and development expense	0
Interest (income) expense - net	0
Other expense (income) - net	0
Equity in earnings (loss) of subsidiaries, net of tax	(1,219)
Intercompany (income) expense - net	2
Income before income taxes	1,217
Income tax expense	0
Net income	1,217
Less net income for noncontrolling interests	0
Net income attributable to Eaton ordinary shareholders	1,217
Other comprehensive loss attributable to Eaton ordinary shareholders	0
Total comprehensive (loss) income attributable to Eaton ordinary shareholders	1,217
Eaton Corporation [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	6,680	6,294	5,294
Cost of products sold	5,115	4,865	3,916
Selling and administrative expense	1,307	1,201	1,143
Research and development expense	230	207	203
Interest (income) expense - net	229	144	148
Other expense (income) - net	10	(18)	(10)
Equity in earnings (loss) of subsidiaries, net of tax	(732)	(1,271)	(876)
Intercompany (income) expense - net	(237)	(224)	(175)
Income before income taxes	758	1,390	945
Income tax expense	24	40	16
Net income	734	1,350	929
Less net income for noncontrolling interests	0	0	0
Net income attributable to Eaton ordinary shareholders	734	1,350	929
Other comprehensive loss attributable to Eaton ordinary shareholders	290	(616)	(140)
Total comprehensive (loss) income attributable to Eaton ordinary shareholders	1,024	734	789
Subsidiary Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	2,849	2,642	2,279
Cost of products sold	2,193	1,975	1,726
Selling and administrative expense	335	295	254
Research and development expense	108	112	104
Interest (income) expense - net	8	8	9
Other expense (income) - net	48	(2)	1
Equity in earnings (loss) of subsidiaries, net of tax	(1,337)	(61)	(40)
Intercompany (income) expense - net	42	(13)	(12)
Income before income taxes	1,452	328	237
Income tax expense	0	89	68
Net income	1,452	239	169
Less net income for noncontrolling interests	0	0	0
Net income attributable to Eaton ordinary shareholders	1,452	239	169
Other comprehensive loss attributable to Eaton ordinary shareholders	(1,976)	(64)	(26)
Total comprehensive (loss) income attributable to Eaton ordinary shareholders	(524)	175	143
Other Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	10,346	10,520	8,872
Cost of products sold	7,708	7,822	6,714
Selling and administrative expense	1,252	1,242	1,089
Research and development expense	101	98	118
Interest (income) expense - net	(29)	(34)	(21)
Other expense (income) - net	13	(18)	8
Equity in earnings (loss) of subsidiaries, net of tax	(611)	0	0
Intercompany (income) expense - net	193	237	187
Income before income taxes	1,719	1,173	777
Income tax expense	6	74	18
Net income	1,713	1,099	759
Less net income for noncontrolling interests	(3)	(1)	(5)
Net income attributable to Eaton ordinary shareholders	1,710	1,098	754
Other comprehensive loss attributable to Eaton ordinary shareholders	(1,621)	(302)	(119)
Total comprehensive (loss) income attributable to Eaton ordinary shareholders	89	796	635
Consolidating Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(3,564)	(3,407)	(2,730)
Cost of products sold	(3,568)	(3,401)	(2,723)
Selling and administrative expense	0	0	0
Research and development expense	0	0	0
Interest (income) expense - net	0	0	0
Other expense (income) - net	0	0	0
Equity in earnings (loss) of subsidiaries, net of tax	3,899	1,332	916
Intercompany (income) expense - net	0	0	0
Income before income taxes	(3,895)	(1,338)	(923)
Income tax expense	1	(2)	(3)
Net income	(3,896)	(1,336)	(920)
Less net income for noncontrolling interests	0	(1)	(3)
Net income attributable to Eaton ordinary shareholders	(3,896)	(1,337)	(923)
Other comprehensive loss attributable to Eaton ordinary shareholders	3,307	366	145
Total comprehensive (loss) income attributable to Eaton ordinary shareholders	$ (589)	$ (971)	$ (778)